Financial Risk Management - Liquidity Risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Derivative financial assets	$ 2,340.3	$ 1,163.5
Derivative financial liabilities	2,253.8	751.7
Amount unused
Disclosure of financial assets [line items]
Undrawn borrowing facilities	380.0	$ 275.0
Amount unused | Marex Capital Markets, Inc.
Disclosure of financial assets [line items]
Undrawn borrowing facilities	$ 150.0